ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

9.     ASSETS HELD-FOR-SALE

Since the Group received termination notices from several hospitals to early terminate the equipment leasing with the Group, the hospitals should acquire the medical equipment from the Group upon early termination. Assets held-for-sale, with carrying amounts of RMB4,384 and nil were recognized on the consolidated balance sheets as of December 31, 2018 and 2019 respectively, which are expected to be disposed within one year.